Income taxes	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Income taxes

13 Income taxes

Caymans and BVIs

The Company and its subsidiaries are domiciled in the Cayman Island and British Virgin Islands. The locality currently enjoys permanent income tax holidays; accordingly, the Company do not accrue for income taxes.

Singapore

MSC Consulting (S) Pte. Ltd. is incorporated in Singapore and are subject to Singapore Corporate Tax on the taxable income as reported in its statutory financial statements adjusted in accordance with relevant Singapore tax laws. The applicable tax rate is 17% in Singapore, with 75% of the first S$10,000 taxable income and 50% of the next S$190,000 taxable income exempted from income tax.

13	Income taxes (continued)

Malaysia

MSCI Consulting Sdn. Bhd., the subsidiary, is subject to Malaysia Corporate tax on the taxable income as reported in its statutory financial statements adjusted in accordance with relevant Malaysia tax laws. The standard corporate income tax rate in Malaysia is 24%. However, as the subsidiary fulfilled conditions where it has paid-up capital of MYR 2.5 million or less, and gross income from business operations is not more than MYR 50 million, the tax rate is 17% on the first MYR 600,000 and 24% on amount exceeding MYR 600,000. The subsidiary has no operating profit or tax liabilities for the year ended December 31, 2023. The subsidiary had operating profit of S$12,405 (US$9,080) but no tax liabilities for the year ended December 31, 2024, after offsetting of unutilized trade losses brought forward.

California

Orangekloud, Inc., the subsidiary, is considered California tax resident enterprises under California tax laws; accordingly, they are subject to enterprise income tax on their taxable income as determine under California tax laws and accounting standards at a statutory tax rate of 8.84% (2023: 8.84%). The subsidiary has no operating profit or tax liabilities for the years ended December 31, 2023 and 2024.

Significant components of the provision for income taxes are as follows:

	Year Ended December 31,
	2023	2024	2024
	S$	S$	US$
Income tax expense (benefit) is comprised of the following:
Current	(46,242)	8,304	6,078
Deferred	46,242	161,000	117,845

Total income tax expenses	-	169,304	123,923

A reconciliation between of the statutory tax rate to the effective tax rate are as follows:

	Year Ended December 31,
	2023	2024	2024
	S$	S$	S$
Income (loss) before tax	(1,307,693)	(8,478,295)	(6,205,749)

Singapore income tax rate	(17.0)%	(17.0)%	(17.0)%
Reconciling items:
Non-deductible expenses	0.6%	0.5%	0.5%
Income not subject to tax	(0.9)%	0.0%	0.0%
Effect on different tax rate in different countries	14.3%	12.4%	12.4%
Under provision of current taxation in respect of prior year	3.5%	0.1%	0.1%
Others	(0.5)%	6.0%	6.0%

Effective tax rate	0.0%	2.0%	2.0%

13	Income taxes (continued)

Deferred tax

Significant components of deferred tax were as follows:

	As of December, 31
	2023	2024	2024
	S$	S$	US$

Net operating loss carried forward	2,348,731	-	-

Deferred tax assets, gross	399,284	-	-
Valuation allowance	(238,284)	-	-

Deferred tax assets, net of valuation allowance	161,000	-	-

Deferred tax assets are recognized in the consolidated financial statements only to the extent that it is probable that future taxable profits will be available against which the Company can utilize the benefits. The use of these tax losses is subject to the agreement of the tax authorities and compliance with certain provisions of the tax legislations of the respective countries in which the group companies operate.